49. DOCUMENTATION KEEPING	12 Months Ended
Dec. 31, 2017
Documentation Keeping
DOCUMENTATION KEEPING

On August 14, 2014, the National Securities Commission issued General Resolution No. 629, which introduced modifications to the provisions applicable to the keeping and conservation of corporate and accounting books and commercial documentation. To such effect, the Company and its subsidiaries Edenor, CTG, CTLL, EASA and PEPASA have sent non-sensitive work papers and information corresponding to the periods not covered by the statute of limitations for their keeping in the Administración de Archivos S.A (AdeA)’s data warehouse located at Ruta 36, km 34.5, Florencio Varela, Provincia de Buenos Aires and in the Iron Mountain Argentina S.A.’s data warehouses located at the following addresses:

-	Azara 1245 –C.A.B.A.
-	Don Pedro de Mendoza 2163 –C.A.B.A.
-	Amancio Alcorta 2482 C.A.B.A.
-	San Miguel de Tucumán 601, Carlos Spegazzini, Municipality of Ezeiza, Province of Buenos Aires.

A list of the documentation delivered for storage, as well as the documentation provided for in Article 5.a.3) Section I, Chapter V, Title II of the PROVISIONS (2013 regulatory provisions and amending rules), is available at the Company headquarters.